Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of share capital

	2021		2020
Voting common shares	Number of Shares	Total	Number of Shares	Total
Balance at January 1,	174,931,381	$3,144,644	164,963,324	$3,054,563
Shares issued upon exercise of share options, for cash	339,540	1,738	618,915	3,559
Shares issued on redemption of PSU's	514,010	1,202	—	—
Estimated fair value of share options exercised transferred from contributed surplus	—	684	—	1,267
Shares issued on acquisition of QMX	5,788,187	65,647	—	—
Shares issued to the public	—	—	8,353,042	76,957
Share issuance cost	—	—	—	(1,570)
Flow-through shares issued, net of costs and premium	1,100,000	11,411	996,100	9,868
Balance at December 31,	182,673,118	$3,225,326	174,931,381	$3,144,644